As filed with the Securities and Exchange Commission on November 24, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2011

Date of reporting period:  September 30, 2010

Item 1. Schedules of Investments.

Phocas Small Cap Value Fund
Schedule of Investments
September 30, 2010 (Unaudited)

Shares	COMMON STOCKS - 95.35%	Value
	Advertising, Public Relations, and Related Services - 1.50%
25,317	Interpublic Group of Companies, Inc. (a)	$253,930
	Aerospace Product and Parts Manufacturing - 1.92%
3,348	AAR Corp. (a)	62,474
3,497	Triumph Group, Inc.	260,841
		323,315
	Agencies, Brokerages, and Other Insurance Related Activities - 0.86%
11,413	National Financial Partners Corp. (a)	144,603
	Animal Slaughtering and Processing - 1.64%
20,870	Darling Inernational, Inc. (a)	177,813
2,304	Sanderson Farms, Inc.	99,740
		277,553
	Architectural, Engineering, and Related Services - 1.28%
3,778	Tetra Tech, Inc. (a)	79,225
3,618	URS Corp. (a)	137,411
		216,636
	Basic Chemical Manufacturing - 2.59%
3,209	Ashland, Inc.	156,503
1,929	OM Group, Inc. (a)	58,101
7,267	Sensient Technologies Corp.	221,571
		436,175
	Clothing Stores - 1.29%
4,450	Childrens Place Retail Stores, Inc. (a)	217,026
	Communications Equipment Manufacturing - 2.65%
13,506	Arris Group, Inc. (a)	131,954
6,776	Brush Engineered Materials, Inc. (a)	192,709
16,412	Tellabs, Inc.	122,269
		446,932
	Computer Systems Design and Related Services - 4.47%
27,375	Internet Capital Group, Inc. - Class A (a)	301,946
8,579	JDA Software Group, Inc. (a)	217,564
2,436	Synaptics, Inc. (a)	68,549
5,917	SYNNEX Corp. (a)	166,504
		754,563
	Cut and Sew Apparel Manufacturing - 3.87%
13,090	Iconix Brand Group, Inc. (a)	229,075
10,570	Perry Ellis International, Inc. (a)	230,954
10,055	Volcom, Inc. (a)	192,252
		652,281
	Depository Credit Intermediation - 14.01%
13,587	Banco Latinoamericano de Exportaciones S.A. (b)	196,332
29,513	Boston Private Financial Holdings, Inc.	193,015
37,076	Center Financial Corp. (a)	188,717
10,783	Columbia Banking System, Inc.	211,886
22,688	First Horizon National Corp. (a)	258,867
3,706	FirstMerit Corp.	67,894
3,857	IBERIABANK Corp.	192,773
7,521	Old National Bancorp	78,970
3,873	PacWest Bancorp	73,819
5,246	Republic Bancorp, Inc. - Class A	110,848
4,481	SVB Financial Group (a)	189,636
88,186	Synovus Financial Corp.	216,938
16,660	Washington Banking Co.	230,908
4,750	Wintrust Financial Corp.	153,947
		2,364,550
	Electric Power Generation, Transmission and Distribution - 1.64%
5,731	Great Plains Energy, Inc.	108,316
4,472	Portland General Electric Co.	90,692
3,532	Unitil Corp.	77,527
		276,535
	Electrical Equipment Manufacturing - 0.55%
3,000	Powell Industries, Inc. (a)	93,360
	Electronic Shopping and Mail-Order Houses - 0.43%
5,955	Systemax, Inc.	73,127
	Footwear Manufacturing - 1.30%
7,548	Wolverine World Wide, Inc.	218,967
	Fruit and Vegetable Preserving and Specialty Food Manufacturing - 1.15%
4,217	Treehouse Foods, Inc. (a)	194,404
	Furniture and Home Furnishing Merchant Wholesalers - 1.32%
4,149	United Stationers, Inc. (a)	222,013
	Insurance Carriers - 3.34%
3,295	Alterra Capital Holdings Ltd. (b)	65,636
36,604	CNO Financial Group, Inc. (a)	202,786
3,645	Infinity Property & Casualty Corp.	177,767
4,835	Unitrin, Inc.	117,926
		564,115
	Lawn and Garden Equipment and Supplies Stores - 0.61%
6,267	Titan Machinery, Inc. (a)	102,152
	Management of Companies and Enterprises - 1.13%
19,787	CoBiz Financial, Inc.	110,016
6,473	Safeguard Scientifics, Inc. (a)	81,106
		191,122
	Management, Scientific, and Technical Consulting Services - 1.30%
9,964	Huron Consulting Group, Inc. (a)	219,108
	Medical Equipment and Supplies Manufacturing - 1.15%
6,165	Orthofix International N.V. (a)(b)	193,704
	Metal Ore Mining - 1.10%
9,301	Coeur d'Alene Mines Corp. (a)	185,276
	Miscellaneous Durable Goods Merchant Wholesalers - 0.34%
1,188	Schnitzer Steel Industries, Inc. - Class A	57,357
	Natural Gas Distribution - 1.49%
5,018	Atmos Energy Corp.	146,777
3,063	Laclede Group, Inc.	105,428
		252,205
	Nonscheduled Air Transportation - 0.97%
3,240	Atlas Air Worldwide Holdings, Inc. (a)	162,972
	Oil and Gas Extraction - 5.87%
8,180	Petroleum Development Corp. (a)	225,768
10,681	Rosetta Resources, Inc. (a)	250,897
8,521	Swift Energy Co. (a)	239,269
2,874	Whiting Petroleum Corp. (a)	274,496
		990,430
	Other Electrical Equipment and Component Manufacturing - 1.24%
12,699	Herley Industries, Inc. (a)	209,533
	Other Fabricated Metal Product Manufacturing - 1.84%
5,588	Timken Co.	214,356
2,833	Watts Water Technologies, Inc. - Class A	96,463
		310,819
	Other General Purpose Machinery Manufacturing - 1.29%
3,795	Esterline Technologies Corp. (a)	217,188
	Personal Care Services - 1.59%
7,022	Steiner Leisure Ltd. (a)(b)	267,538
	Petroleum and Coal Products Manufacturing - 0.46%
1,133	Ameron International Corp.	76,999
	Pharmaceutical and Medicine Manufacturing - 3.58%
7,993	Martek Biosciences Corp. (a)	180,882
8,951	Par Pharmaceutical Companies, Inc. (a)	260,295
10,934	ViroPharma, Inc. (a)	163,026
		604,203
	Plastics Product Manufacturing - 0.46%
4,116	Tredegar Corp.	78,122
	Rail Transportation - 0.82%
3,683	Kansas City Southern (a)	137,781
	Real Estate Investment Trusts - 12.63%
12,896	Acadia Realty Trust	245,024
3,732	Alexandria Real Estate Equities, Inc.	261,240
32,520	Cogdell Spencer, Inc.	205,526
14,851	Colonial Properties Trust	240,438
11,261	DuPont Fabros Technology, Inc.	283,214
14,424	First Potomac Realty Trust	216,360
5,287	Kilroy Reallty Corp.	175,211
10,741	LaSalle Hotel Properties	251,232
8,249	Sun Communities, Inc.	253,245
		2,131,490
	Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 0.86%
12,492	Huntsman Corp.	144,408
	Sawmills and Wood Preservation - 0.50%
11,214	Louisiana-Pacific Corp. (a)	84,890
	Securities and Commodity Contracts Intermediation and Brokerage - 1.83%
3,952	Affiliated Managers Group, Inc. (a)	308,296
	Semiconductor and Other Electronic Component Manufacturing - 4.20%
23,669	Fairchild Semiconductor International, Inc. - Class A (a)	222,489
14,909	Microsemi Corp. (a)	255,689
37,629	RF Micro Devices, Inc. (a)	231,042
		709,220
	Software Publishers - 0.97%
10,659	Compuware Corp. (a)	90,921
14,011	S1 Corp. (a)	72,998
		163,919
	Support Activities for Mining - 0.86%
33,316	Parker Drilling Co. (a)	144,925
	Trading Companies & Distributors - 0.74%
18,501	Aceto Corp.	125,622
	Water, Sewage and Other Systems - 0.82%
5,959	American Water Works Co., Inc.	138,666
	Wireless Telecommunications Carriers (except Satellite) - 0.89%
6,636	Syniverse Holdings, Inc. (a)	150,438

	TOTAL COMMON STOCKS (Cost $14,013,435)	16,088,468

Shares	CLOSED-END FUNDS - 1.66%	Value
12,178	Ares Capital Corp.	190,586
9,275	Prospect Capital Corp.	90,060
		280,646

	TOTAL CLOSED-END FUNDS (Cost $223,286)	280,646

Shares	SHORT-TERM INVESTMENTS - 2.10%	Value
353,642	AIM STIT-STIC Prime Portfolio - Institutional Class, 0.15% (c)	353,642
	TOTAL SHORT-TERM INVESTMENTS (Cost $353,642)	353,642

	TOTAL INVESTMENTS IN SECURITIES (Cost $14,590,363) - 99.11%	16,722,756
	Other Assets in Excess of Liabilities - 0.89%	150,196
	NET ASSETS - 100.00%	$16,872,952

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) Rate shown is the 7-day yield as of September 30, 2010.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$ 14,784,049

Gross unrealized appreciation	$ 2,725,010
Gross unrealized depreciation	(786,303)
Net unrealized appreciation	$ 1,938,707

* Because tax adjustments are calculated annually the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Finance and Insurance	$3,188,548	$—	$—	$3,188,548
Information	314,357	—	—	314,357
Management of Companies and Enterprises	509,759	—	—	509,759
Manufacturing	5,115,570	—	—	5,115,570
Mining	1,320,631	—	—	1,320,631
Other Services	267,538	—	—	267,538
Professional, Scientific and Technical Services	1,444,237	—	—	1,444,237
Real Estate and Rental and Leasing	2,131,490	—	—	2,131,490
Retail Trade	548,809			548,809
Transportation and Warehousing	300,753	—	—	300,753
Utilities	667,406	—	—	667,406
Wholesale Trade	279,370	—	—	279,370
Total Equity	16,088,468	—	—	16,088,468
Closed-End Investment Companies	280,646	—	—	280,646

Short-Term Investments	353,642	—	—	353,642

Total Investments in Securities	$16,722,756	$—	$—	$16,722,756

Transfers between levels are recognized at the end of the reporting period.  During the period ended September 30, 2010, the Fund recognized no significant transfers to/from Level 1 or Level 2.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    11/19/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    11/19/2010

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    11/19/2010

* Print the name and title of each signing officer under his or her signature.